Financial Risk Management - Summary of Groups Retail and Credit Card Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 209,737,354	₩ 208,872,284
Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 212,042,260	₩ 211,047,492
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (2,304,906)	₩ (2,175,208)
Housing
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	96,914,307	94,603,864
Housing | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 97,142,065	₩ 94,767,212
Portionof Retail And Credit Card Loans	45.81%	44.90%
Housing | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (227,758)	₩ (163,348)
General
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	91,408,902	92,496,669
General | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 92,550,224	₩ 93,670,687
Portionof Retail And Credit Card Loans	43.65%	44.38%
General | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (1,141,322)	₩ (1,174,018)
Credit card
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	21,414,145	21,771,751
Credit card | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 22,349,971	₩ 22,609,593
Portionof Retail And Credit Card Loans	10.54%	10.72%
Credit card | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (935,826)	₩ (837,842)